Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 12 - Subsequent Events

On January 31, 2021, the term of the lease for the Company’s location in Rhode Island expired. Employees from that location are now working remotely from their residences.

Flagship Solutions, LLC

On February 4, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Data Storage FL, LLC, a Florida limited liability company and the Company’s wholly-owned subsidiary (the “Merger Sub”), Flagship Solutions, LLC (“Flagship”), a Florida limited liability company, and the owners (collectively, the “Equityholders”) of all of the issued and outstanding limited liability company membership interests in Flagship (collectively, the “Equity Interests”), pursuant to which, upon the Closing (as defined below), the Company will acquire Flagship through the merger of Merger Sub with and into Flagship (the “Merger”), with Flagship being the surviving company in the Merger and becoming as a result its wholly-owned subsidiary. The closing of the Merger (the “Closing”) is expected to take place on or before May 31, 2021 (the “Outside Closing Date”).

Pursuant to the Merger, all of the Equity Interests that are issued and outstanding immediately prior to the effectiveness of the filing of the Articles of Merger by Flagship and Merger Sub with the Secretary of State of the State of Florida, will be converted into the right to receive an aggregate amount equal to up to $10,500,000, consisting of $5,550,000, payable in cash, subject to reduction by the amount of any excluded liabilities assumed by the Company at Closing and subject to adjustment as set forth below in connection with a net working capital adjustment, and up to $4,950,000, payable in shares of the Company’s common stock, subject to reduction by the amount by which the valuation of Flagship (the “Flagship Valuation”), as calculated based on Flagship’s unaudited pro forma 2018 financial statements and audited 2019 and 2020 financial statements (the “2020 Audit”), is less than $10,500,000. In the event that the Flagship Valuation, as calculated based on the 2020 Audit, is less than $10,500,000, then, within fifteen (15) days after completion of the audit of Flagship’s financial statements for its 2019, 2020 and 2021 fiscal years (the “2021 Audit”), the Company has agreed to pay the Equityholders, in shares of the Company’s common stock, the amount by which the Flagship Valuation, as calculated based on the 2021 Audit, exceeds the sum of $5,550,000 and the value of the shares merger consideration paid by us to the Equityholders at Closing. In addition, the cash merger consideration paid by the Company to the Equityholders at Closing shall be adjusted, on a dollar-for-dollar basis, by the amount by which Flagship’s estimated net working capital at Closing is more or is less than the target working capital amount specified in the Merger Agreement.

The parties have agreed to indemnify each other for any losses that may be incurred by them as a result of their breach of any of their representations, warranties and covenants contained in the Merger Agreement. The Company’s indemnification obligations are capped at 20% of the aggregate merger consideration paid to the Equityholders for any breach of our representations and warranties contained in the Merger Agreement, other than the representations and warranties set forth under Section 4.1 (Existence; Good Standing; Authority; Enforceability), Section 4.2 (No Conflict) and Section 4.4 (Brokers) (herein, “Fundamental Representations”). The Company’s indemnification obligations in respect of any breach by the Company of the Fundamental Representations or in the event of our willful or intentional breach of the Merger Agreement (or acts of fraud), are not capped.

Concurrently with the Closing, Flagship and Mark Wyllie, Flagship’s Chief Executive Officer, will enter into an Employment Agreement (the “Wyllie Employment Agreement”), which will become effective upon consummation of the Closing, pursuant to which Mr. Wyllie will continue to serve as Chief Executive Officer of Flagship following the Closing on the terms and conditions set forth therein. Flagship’s obligations under the Wyllie Employment Agreement will also be guaranteed by us. The Wyllie Employment Agreement will contain customary salary, bonus, employee benefits, severance and restrictive covenant provisions. In addition, pursuant to the Wyllie Employment Agreement, Mr. Wyllie will be appointed to serve as a member of the Board during the term of his employment thereunder.

The Merger Agreement further provides that it may be terminated by Flagship and the Equityholders (a “Flagship Termination”) in the event we have not consummated an underwritten public offering of our securities or listed our shares of common stock on national securities exchange such as the Nasdaq, by the Outside Closing Date, as long as such failure was not due to the breach of, or non-compliance with, the Merger Agreement by the Company or any of the Equityholders. In the event of a Flagship Termination, the Company will be required to pay Flagship and the Equityholders an amount equal to two (2) times their reasonable, documented, out-of-pocket attorneys’ and accountants’ transaction fees and expenses incurred prior to such Flagship Termination in connection with the Merger, up to a maximum aggregate amount of $100,000.

On March 4, 2021, the Company entered into a new lease agreement with Systems Trading effective April 1, 2021.  This lease obligation is payable to Systems Trading with monthly installments of $1,567 and expires on March 31, 2024. The lease carries an interest rate of 8%.

On March 8, 2021, the Board approved and adopted the 2021 Stock Incentive Plan (the “2021 Plan”), and the Consenting Stockholders subsequently approved the 2021 Plan, by written consent dated March 8, 2021. An aggregate of 15,000,000 shares may be issued under this plan.

On March 8, 2021, the Board approved and stockholders owning in excess of 50% of the Company’s voting power approved an amendment to the Company’s articles of incorporation to effect a reverse stock split at a ratio of between 1:2 and 1:60, to be determined in the sole discretion of the Board at a future date.